Loss Per Share (Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$ (10,157)	$ (20,827)	$ (30,001)	$ (62,458)
Denominator:
Weighted average shares - denominator for basic and diluted net loss per share	53,012	52,432	52,827	52,232
Net loss per share attributable to Stratasys Ltd.
Basic	$ (0.19)	$ (0.40)	$ (0.57)	$ (1.20)
Diluted	$ (0.19)	$ (0.40)	$ (0.57)	$ (1.20)